As filed with the Securities and Exchange Commission on February 16, 2011

Securities Act File No. 033-56094

Investment Company Act File No. 811-07428

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 145	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 147 (Check appropriate box or boxes)	☒

ING MUTUAL FUNDS

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 145 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 16th day of February, 2011.

ING Mutual Funds

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

Shaun Mathews*	President, Chief Executive Officer and Interested Trustee	February 16, 2011

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	February 16, 2011

Colleen D. Baldwin*	Trustee	February 16, 2011

John V. Boyer*	Trustee	February 16, 2011

Patricia W. Chadwick*	Trustee	February 16, 2011

Peter S. Drotch*	Trustee	February 16, 2011

J. Michael Earley*	Trustee	February 16, 2011

Patrick W. Kenny*	Trustee	February 16, 2011

Sheryl K. Pressler*	Trustee	February 16, 2011

Roger B. Vincent*	Trustee	February 16, 2011

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Robert W. Crispin*	Interested Trustee	February 16, 2011

*	By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**

Powers of Attorney for Todd Modic, Shaun Mathews and each Trustee dated January 14, 2011 were filed as attachments to Post-Effective Amendment 144 to the Registrant’s Registration Statement on Form N-1A on January 24, 2011 and are incorporated herein by reference.

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EXHIBIT INDEX

ING Mutual Funds

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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